Segmented information (Schedule of geographical areas, revenue by customer location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,092,418	$ 1,237,439
Canada [Member]
Disclosure of operating segments [line items]
Revenue from external customers	422,403	418,636
China [Member]
Disclosure of operating segments [line items]
Revenue from external customers	215,278	158,795
United States [Member]
Disclosure of operating segments [line items]
Revenue from external customers	206,906	209,382
Philippines [Member]
Disclosure of operating segments [line items]
Revenue from external customers	77,575	71,506
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	56,437	110,411
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from external customers	55,703	162,167
Singapore [Member]
Disclosure of operating segments [line items]
Revenue from external customers	29,314	71,506
Germany [Member]
Disclosure of operating segments [line items]
Revenue from external customers	11,725	10,731
Other [Member]
Disclosure of operating segments [line items]
Revenue from external customers	$ 17,077	$ 24,305